UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21287

John Hancock Preferred Income Fund III
 (Exact name of registrant as specified in charter)

 601 Congress Street, Boston, Massachusetts 02210
 (Address of principal executive offices) (Zip code)

 Alfred E. Ouellette, Senior Attorney and Assistant Secretary

601 Congress Street Boston, Massachusetts 02210 (Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31
Date of reporting period:	August 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Preferred Income Fund III

8.31.2005 Quarterly Portfolio Holdings

JohnHancock
JOHN HANCOCK FUNDS

John Hancock
Preferred Income Fund III
Securities owned by the Fund on
August 31, 2005 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value
Bonds 6.84%					$75,634,804
(Cost $71,398,157)

Automobile Manufacturers 0.20%					2,202,981

Ford Motor Co.,
Note	7.450	07-16-31	BB+	2,755	2,202,981

Consumer Finance 0.26%					2,775,444

General Motors Acceptance Corp.,
Bond	8.000	11-01-31	BB	3,000	2,775,444

Electric Utilities 3.66%					40,529,483

Black Hills Corp.,
Note	6.500	05-15-13	BBB-	15,000	15,978,690
DPL, Inc., Sr Note
Sr Note	6.875	09-01-11	BB-	5,036	5,514,420
Entergy Gulf States, Inc.,
1st Mtg Bond	6.200	07-01-33	BBB+	15,000	15,388,305
Kentucky Power Co.,
Sr Note, Ser D	5.625	12-01-32	BBB	3,565	3,648,068

Integrated Oil & Gas 0.54%					5,967,965

Amerada Hess Corp.,
Note	7.125	03-15-33	BBB-	5,000	5,967,965

Multi-Utilities & Unregulated Power 1.11%					12,270,878

DTE Energy Co.,
Sr Note	6.375	04-15-33	BBB-	7,500	8,189,415
TECO Energy, Inc.,
Note	7.000	05-01-12	BB	3,810	4,081,463

Oil & Gas Refining, Marketing & Transportation 1.07%					11,888,053

Valero Energy Corp.,
Note	7.500	04-15-32	BBB-	9,500	11,888,053
			Credit	Par value
Issuer, description, maturity date			rating (A)	($000)	Value
Capital preferred securities 8.03%					$88,854,979
(Cost $88,538,386)

Diversified Banks 3.20%					35,386,700

Credit Agricole Preferred Funding Trust,
7.00%, 01-29-49			A	9,000	9,416,700
Lloyds TSB Bank Plc, 6.90%, 11-29-49 (United
Kingdom)			A+	25,000	25,970,000

John Hancock
Preferred Income Fund III
Securities owned by the Fund on
August 31, 2005 (unaudited)

Electric Utilities 0.69%			7,625,625

DPL Capital Trust II, 8.125%, 09-01-31	B+	6,225	7,625,625

Gas Utilities 0.53%			5,809,767

KN Capital Trust III, 7.63%, 04-15-28	BB+	4,960	5,809,767

Integrated Telecommunication Services 1.45%			16,033,839

TCI Communications Financing Trust III,
9.65%, 03-31-27	BBB-	14,210	16,033,839

Investment Banking & Brokerage 0.93%			10,300,000

HBOS Capital Funding L.P., 6.85%, 03-29-49
(United Kingdom)	A	10,000	10,300,000

Multi-Utilities & Unregulated Power 0.90%			10,009,165

Dominion Resources Capital Trust I, 7.83%,
12-01-27	BBB-	9,097	10,009,165

Other Diversified Financial Services 0.33%			3,689,883

JPM Capital Trust I, 7.54%, 01-15-27	A-	3,447	3,689,883

Issuer		Shares	Value
Common stocks 3.17%			$35,058,946
(Cost $34,098,183)

Electric Utilities 1.35%			14,930,274

American Electric Power Co., Inc.		294,378	10,944,974
Scottish Power Plc, American Depositary
Receipt (United Kingdom)		110,000	3,985,300

Multi-Utilities & Unregulated Power 1.82%			20,128,672

CH Energy Group, Inc.		20,600	990,860
DTE Energy Co.		304,016	13,914,812
TECO Energy, Inc.		300,000	5,223,000
	Credit
Issuer, description	rating (A)	Shares	Value
Preferred stocks 81.60%			$902,671,717
(Cost $883,840,154)

Agricultural Products 1.52%			16,830,937

Ocean Spray Cranberries, Inc., 6.25%, Ser A
(S)	BB+	195,000	16,830,937

Asset Management & Custody Banks 0.39%			4,277,765

BNY Capital V, 5.95%, Ser F	A-	170,361	4,277,765

John Hancock

Preferred Income Fund III

Securities owned by the Fund on

August 31, 2005 (unaudited)

Automobile Manufacturers 2.66%			29,459,909

Ford Motor Co., 7.50%	BB+	771,385	16,569,350
General Motors Corp., 7.25%, Ser 07-15-41	BB	55,641	1,061,630
General Motors Corp., 7.375%, Ser 05-15-48	Ba2	593,194	11,383,393
General Motors Corp., 7.375%, Ser 10-01-51	BB	22,100	445,536

Broadcasting & Cable TV 0.35%			3,884,387

Shaw Communications, Inc., 8.50% (Canada)	B+	150,850	3,884,387

Consumer Finance 2.40%			26,542,471

CIT Group, Inc., 6.35%, Ser A	BBB+	70,000	1,808,100
Ford Motor Credit Co., 7.60%	Baa3	25,000	542,000
Household Finance Corp., 6.875%	A	636,118	16,609,041
HSBC Finance Corp., 6.36%, Depositary Shares,
Ser B	BBB+	250,000	6,477,500
SLM Corp., 6.97%, Ser A	BBB+	19,800	1,105,830

Diversified Banks 6.23%			68,953,783

BAC Capital Trust II, 7.00%	A	94,600	2,445,410
BAC Capital Trust III, 7.00%	A	22,000	571,340
BAC Capital Trust IV, 5.875%	A	406,400	10,115,296
Royal Bank of Scotland Group Plc, 5.75%,
Ser L (United Kingdom)	A	960,000	23,750,400
Santander Finance Preferred S.A. Unipersonal,
6.41%, Ser 1 (Spain)	BBB+	100,000	2,650,000
USB Capital IV, 7.35%	A-	59,100	1,523,007
USB Capital V, 7.25%	A-	60,700	1,589,126
Wachovia Preferred Funding Corp., 7.25%, Ser A	A-	674,800	19,420,744
Wells Fargo Capital Trust IV, 7.00%	A	187,800	4,785,144
Wells Fargo Capital Trust VII, 5.85%	A	84,200	2,103,316

Electric Utilities 12.89%			142,628,898

Cleveland Electric Financing Trust I, 9.00%	BB	27,400	731,580
Consolidated Edison, Inc., $5.00, Ser A	BBB+	30,000	2,730,000
Consolidated Edison, Inc., 7.25%	A-	56,000	1,472,800
Entergy Mississippi, Inc., 7.25%	A-	63,918	1,645,249
FPC Capital I, 7.10%, Ser A	BB+	684,200	17,187,104
FPL Group Capital Trust I, 5.875%	BBB+	470,000	11,858,100
FPL Group, Inc., 8.00%, Conv	A-	112,000	7,228,480
Georgia Power Capital Trust V, 7.125%	BBB+	132,200	3,455,708
Georgia Power Co., 6.00%, Ser R	A	730,000	18,556,600
Great Plains Energy, Inc., 8.00%, Conv	BBB-	639,300	18,140,137
HECO Capital Trust III, 6.50%	BBB-	130,000	3,445,000
Interstate Power & Light Co., 7.10%, Ser C	BBB-	354,900	9,830,730
Interstate Power & Light Co., 8.375%, Ser B	BBB-	54,500	1,798,500
Monongahela Power Co., $7.73, Ser L	B	65,557	6,588,478
Northern States Power Co., 8.00%	BBB-	74,550	1,997,940
NVP Capital I, 8.20%, Ser A	CCC+	56,300	1,431,146
NVP Capital III, 7.75%	CCC+	379,705	9,629,319
Sierra Pacific Power Co., 7.80%, Ser 1 (Class
A)	CCC+	73,507	1,856,052
TXU Corp., 8.125%, Conv	Ba1	170,000	13,200,500
Virginia Power Capital Trust, 7.375%	BBB-	376,500	9,845,475

John Hancock

Preferred Income Fund III

Securities owned by the Fund on

August 31, 2005 (unaudited)

Gas Utilities 3.12%			34,460,919

Laclede Capital Trust I, 7.70%	BBB+	63,300	1,677,450
SEMCO Capital Trust I, 10.25%	B-	45,376	1,140,299
Southern Union Co., 7.55%	BB+	350,000	9,485,000
Southwest Gas Capital II, 7.70%	BB	810,250	21,552,650
Vectren Utillity Holdings, Inc., 7.25%	A-	23,200	605,520

Hotels, Resorts & Cruise Lines 0.28%			3,064,624

Hilton Hotels Corp., 8.00%	BBB-	118,600	3,064,624

Integrated Oil & Gas 1.41%			15,575,000

Coastal Finance I, 8.375%	CCC	623,000	15,575,000

Integrated Telecommunication Services 2.34%			25,854,437

Telephone & Data Systems, Inc., 6.625%	A-	437,900	11,275,925
Telephone & Data Systems, Inc., 7.60%, Ser A	A-	415,576	10,809,132
Verizon New England, Inc., 7.00%, Ser B	A3	146,100	3,769,380

Investment Banking & Brokerage 8.93%			98,810,733

Fleet Capital Trust VII, 7.20%	A	61,604	1,600,472
Fleet Capital Trust IX, 6.00%	A	469,200	11,786,304
Lehman Brothers Holdings Capital Trust III,
6.375%, Ser K	BBB+	793,400	20,549,060
Lehman Brothers Holdings, Inc., 5.67%,
Depositary Shares, Ser D	BBB+	142,500	7,160,625
Merrill Lynch Preferred Capital Trust III,
7.00%	A-	417,017	10,984,228
Merrill Lynch Preferred Capital Trust IV,
7.12%	A-	232,700	6,173,531
Merrill Lynch Preferred Capital Trust V, 7.28%	A-	373,700	9,962,842
Morgan Stanley Capital Trust III, 6.25%	A-	764,025	19,222,869
Morgan Stanley Capital Trust IV, 6.25%	A-	393,925	9,970,242
Morgan Stanley Capital Trust V, 5.75%	A1	57,400	1,400,560

Life & Health Insurance 2.14%			23,689,986

Lincoln National Capital VI, 6.75%, Ser F	BBB	304,000	7,995,200
Phoenix Cos., Inc. (The), 7.45%	BBB	387,849	10,080,196
PLC Capital Trust IV, 7.25%	BBB+	120,600	3,177,810
PLC Capital Trust V, 6.125%	BBB+	66,000	1,658,580
Prudential Plc, 6.50% (United Kingdom)	A	30,000	778,200

Multi-Line Insurance 5.88%			65,083,017

AEGON N.V., 6.375% (Netherlands)	A-	135,000	3,491,100
ING Groep N.V., 7.05% (Netherlands)	A	603,970	15,799,855
ING Groep N.V., 7.20% (Netherlands)	A	641,000	16,839,070
MetLife, Inc., 6.375%, Ser B, Conv	BBB+	11,680	322,485
MetLife, Inc., 6.50%, Ser B	BBB	1,108,850	28,630,507

John Hancock

Preferred Income Fund III

Securities owned by the Fund on

August 31, 2005 (unaudited)

Multi-Utilities & Unregulated Power 8.46%			93,610,157

Aquila, Inc., 7.875%	B2	218,707	5,480,797
Avista Corp., $6.95, Ser K	BB-	147,176	15,122,334
BGE Capital Trust II, 6.20%	BBB-	592,728	15,114,564
Consumers Energy Co. Financing IV, 9.00%	Ba2	189,700	4,951,170
DTE Energy Trust I, 7.80%	BB+	106,500	2,783,910
Energy East Capital Trust I, 8.25%	BBB-	179,900	4,654,013
Enterprise Capital Trust I, 7.44%, Ser A	BB+	68,200	1,731,598
Enterprise Capital Trust III, 7.25%, Ser C	BB+	104,100	2,648,304
ONEOK, Inc., 8.50%, Conv	BBB+	197,600	8,107,528
PSEG Funding Trust II, 8.75%	BB+	462,275	12,670,958
Public Service Electric & Gas Co., 5.05%,
Ser D	BB+	30,000	2,670,000
Public Service Enterprise Group, Inc.,
10.25%, Conv	BBB-	105,600	8,494,464
Puget Sound Energy Capital Trust II, 8.40%	BB	185,600	4,810,752
TECO Capital Trust I, 8.50%	B	171,700	4,369,765

Oil & Gas Exploration & Production 3.95%			43,631,561

Anadarko Petroleum Corp., 5.46%, Depositary
Shares, Ser B	BBB-	24,600	2,440,782
Apache Corp., 5.68%, Depositary Shares, Ser B	BBB	27,500	2,819,611
Devon Energy Corp., 6.49%, Ser A	BB+	25,250	2,648,094
Nexen, Inc., 7.35% (Canada)	BB+	1,360,879	35,723,074

Other Diversified Financial Services 9.50%			105,124,240

ABN AMRO Capital Funding Trust V, 5.90%	A	867,400	21,685,000
ABN AMRO Capital Funding Trust VI, 6.25%	A	400,000	10,544,000
Citigroup Capital VII, 7.125%	A	30,042	768,174
Citigroup Capital VIII, 6.95%	A	220,200	5,696,574
Citigroup Capital IX, 6.00%	A	384,700	9,682,899
Citigroup Capital X, 6.10%	A	720,000	18,309,600
General Electric Capital Corp., 5.875%	AAA	325,930	8,294,918
General Electric Capital Corp., 6.10%	AAA	94,747	2,443,525
JPMorgan Chase Capital XI, 5.875%, Ser K	A-	1,030,000	25,544,000
JPMorgan Chase Capital XIV, 6.20%, Ser N	A-	25,000	629,750
JPMorgan Chase Capital XVI, 6.35%	A-	60,000	1,525,800

Real Estate Investment Trusts 4.91%			54,318,545

Duke Realty Corp., 6.50%, Depositary Shares,
Ser K	BBB	145,000	3,640,950
Duke Realty Corp., 6.60%, Depositary Shares,
Ser L	BBB	103,500	2,612,340
Duke Realty Corp., 6.625%, Depositary Shares,
Ser J	BBB	638,100	16,118,406
Kimco Realty Co., 6.65%, Depositary Shares,
Ser F	BBB+	384,750	9,922,702
Public Storage, Inc., 6.18%, Depositary
Shares, Ser D	BBB+	20,000	484,600
Public Storage, Inc., 6.50%, Depositary
Shares, Ser W	BBB+	450,000	11,385,000
Public Storage, Inc., 7.50%, Depositary
Shares, Ser V	BBB+	184,530	4,862,366

John Hancock
Preferred Income Fund III
Securities owned by the Fund on
August 31, 2005 (unaudited)

Public Storage, Inc., 7.625%, Depositary
Shares, Ser T			BBB+	25,500	668,100
Public Storage, Inc., 8.00%, Depositary
Shares, Ser R			BBB+	177,100	4,624,081

Regional Banks 2.49%					27,479,462

National Commerce Capital Trust II, 7.70%			A-	86,800	2,279,368
PFGI Capital Corp., 7.75%			A-	926,900	25,200,094

Reinsurance 0.28%					3,067,200

RenaissanceRe Holdings Ltd., 6.08%, Ser C
(Bermuda)			BBB+	127,800	3,067,200

Thrifts & Mortgage Finance 1.18%					13,072,314

Abbey National Plc, 7.25% (United Kingdom)			A-	163,265	4,204,074
Abbey National Plc, 7.375% (United Kingdom)			A-	339,000	8,868,240

Wireless Telecommunication Services 0.29%					3,251,372

United States Cellular, 7.50%			A-	119,800	3,251,372

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value

Short-term investments 0.36%					$4,000,000
(Cost $4,000,000)

Government U.S. Agency 0.36%					4,000,000

Federal Home Loan Bank, Disc Note	3.150	09-01-05	AAA	4,000	4,000,000

Total investments 100.00%					$1,106,220,446

John Hancock
Preferred Income Fund III
Financial futures contracts
August 31, 2005 (unaudited)

	Number of
Open contracts	contracts	Position Expiration	Depreciation

U.S. 10-Year Treasury Note	1,100	Short Dec-05	($1,565,179)

Financial futures contracts

John Hancock
Preferred Income Fund III
Interest rate swap contracts
August 31, 2005 (unaudited)

	Rate type

Notional	Payments made	Payments received	Termination
amount	by Fund	by Fund	date	Appreciation

$35,000,000	4.00% (a)	3-month LIBOR	Apr 09	$289,512

(a) Fixed rate

Interest rate swap contracts

John Hancock

Preferred Income Fund III

Footnotes to Schedule of Investments

August 31, 2005 (unaudited)

(A)	Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(S)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $16,830,937 or 1.52% of the Fund's total investments as of August 31, 2005.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on August 31, 2005, including short-term investments, was $1,081,874,880. Gross unrealized appreciation and depreciation of investments aggregated $41,460,487 and $17,114,921, respectively, resulting in net unrealized appreciation of $24,345,566.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees

Ronald R. Dion, *Chairman*

James R. Boyle†

James F. Carlin

Richard P. Chapman, Jr.*

William H. Cunningham

Charles L. Ladner*

Dr. John A. Moore*

Patti McGill Peterson*

Steven R. Pruchansky

†Non-Independent Trustee

*Members of the Audit Committee

Officers

Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment Adviser

John Hancock Advisers, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Custodian

The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent and Dividend Disburser

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, New Jersey 07660

Transfer Agent for APS

Deutsche Bank Trust Company Americas
280 Park Avenue
New York, New York 10017

Legal Counsel

Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

Stock Symbol

Listed New York Stock Exchange: HPS

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Mellon Investor Services 85 Challenger Road Overpeck Centre Ridgefield Park, NJ 07660	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Preferred Income Fund III.

P12Q1 8/05
10/05

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund III By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: October 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: October 27, 2005

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen

Executive Vice President and Chief Financial Officer

Date: October 27, 2005